GIANT 5 FUNDS

                       Supplement dated September 14, 2007
                                     to the
                          Prospectus dated July 2, 2007
                                 for the various
                                  Giant 5 Funds

This Supplement updates certain information contained in the Giant 5 Funds Prospectus dated July 2, 2007. You should keep this Supplement with your Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge at www.giant5.com, or for a fee of $10 by calling 1-888-5GIANT5.

THE SECTION ENTITLED "FEES AND EXPENSES" BEGINNING ON PAGE 5 OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

FEES AND EXPENSES
As an investor in Investor Shares of the Giant 5 Total Investment System, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES(4)(5)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        Investor Shares

Maximum Sales Charge (Load) Imposed on Purchases                       None
Maximum Deferred Sales Charge (Load)                                   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends            None
Purchase Fee                                                           None
Redemption Fee                                                         None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                        0.67%
--------------------------------------------------------------------------------
Distribution (12b-1) fee                                              0.17%
--------------------------------------------------------------------------------
Other expenses (1)                                                    0.75%
================================================================================
Subtotal: Annual Fund Operating Expenses                              1.59%
================================================================================
Acquired Fund Fees and Expenses (AFFE)(2)                             0.92%
================================================================================
Total Annual Fund Operating Expenses                                  2.51%
================================================================================
LESS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT (3)                     (0.24)%
================================================================================
Net Fund Expenses (including AFFE)                                    2.27%
================================================================================
Net Fund Expenses (excluding AFFE)                                    1.35%
--------------------------------------------------------------------------------

(1) Other expenses have been restated to reflect new lower administration, transfer agency and custody agreements that the Trust has entered into with UMB Fund Services, Inc. and its affiliates.

(2) This figure represents the Fund's proportionate share of fees and expenses of the Underlying Funds (referred to as "Acquired Funds") in which the Fund invests.


(3) The adviser contractually has agreed to waive its management fee and/or to reimburse certain operating expenses to the extent necessary to maintain each Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), at 1.35% of the Fund's average daily net assets beginning July 1, 2007 through March 31, 2008. Each fee waiver and expense reimbursement by the adviser for a Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.35% expense limitation.


(4) If a shareholder requires a wire transaction or overnight delivery of redemption proceeds, the associated fee of $15 will be passed along to the shareholder.


(5) Accounts, excluding IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase and/or Profit Sharing plans, maintaining a balance under $10,000 for a period of six month or more will be charged a $20 annual fee. Additionally, a $15 annual maintenance fee will be charged on IRA and 401(k) accounts. These annual maintenance fees will be charged upon a total distribution of the shareholder's account.

THE SECTION ENTITLED "FEES AND EXPENSES" BEGINNING ON PAGE 10 OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

FEES AND EXPENSES
As an investor in Investor Shares of the Giant 5 Total Index System, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transactions fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER TRANSACTION EXPENSES(4)(5)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       Investor Shares

Maximum Sales Charge (Load) Imposed on Purchases                       None
Maximum Deferred Sales Charge (Load)                                   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends            None
Purchase Fee                                                           None
Redemption Fee                                                         None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                        0.67%
--------------------------------------------------------------------------------
Distribution (12b-1) fee                                              0.17%
--------------------------------------------------------------------------------
Other expenses(1)                                                     0.73%
--------------------------------------------------------------------------------
Subtotal: Annual Fund Operating Expenses                              1.57%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(2)                                    0.34%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  1.91%
--------------------------------------------------------------------------------
LESS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT (3)                     (0.22)%
--------------------------------------------------------------------------------
Net Fund Expenses (including AFFE)                                    1.69%
--------------------------------------------------------------------------------
Net Fund Expenses (excluding AFFE)                                    1.35%
--------------------------------------------------------------------------------

(1) Other expenses have been restated to reflect new lower administration, transfer agency and custody agreements that the Trust has entered into with UMB Fund Services, Inc. and its affiliates.

(2) This figure represents the Fund's proportionate share of the fees and expenses of the Underlying Funds (referred to as "Acquired Funds") in which the Fund invests.

(3) The adviser contractually has agreed to waive its management fee and/or to reimburse certain operating expenses to the extent necessary to maintain each Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), at 1.35% of the Fund's average daily net assets beginning July 1, 2007 through March 31, 2008. Each fee waiver and expense reimbursement by the adviser for a Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.35% expense limitation.

(4) If a shareholder requires a wire transaction or overnight delivery of redemption proceeds, the associated fee of $15 will be passed along to the shareholder.

(5) Accounts, excluding IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase and/or Profit Sharing plans, maintaining a balance under $10,000 for a period of six month or more will be charged a $20 annual fee. Additionally, a $15 annual maintenance fee will be charged on IRA and 401(k) accounts. These annual maintenance fees will be charged upon a total distribution of the shareholder's account.

THE SECTION ENTITLED "MARKET TIMING" BEGINNING ON PAGE 42 OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

MARKET TIMING
In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Excessive and frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders. Such excessive trading practices may be determined at management's discretion. DO NOT INVEST WITH GIANT 5 FUNDS IF YOU ARE A MARKET-TIMER.

To deter market timing, the Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor engaging in excessive trading activity. The Funds define excessive trading as a purchase and redemption of the same Fund within a 30-day period. Shareholders will be notified of excessive trading activity which may ultimately result in restrictions with respect to future purchases. Purchase and redemption activity which involves the reinvestment of dividends and capital gains, automatic deposit and withdrawal programs, or portfolio rebalancing is not considered market timing.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

THE FIRST AND SECOND PARAGRAPHS OF THE SECTION ENTITLED "REDEMPTION FEE" BEGINNING ON PAGE 46 OF THE PROSPECTUS ARE HEREBY DELETED AND REPLACED WITH THE
FOLLOWING:

REDEMPTION FEE
The Funds do not charge a redemption fee. To deter market timing, the Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor. The Funds define excessive trading as a purchase and redemption of the same Fund within a 30-day period.

THE FOLLOWING SENTENCES IN THE FIRST PARAGRAPH OF THE SECTION ENTITLED "EXCHANGING YOUR SHARES" ON PAGE 49 OF THE PROSPECTUS ARE HEREBY DELETED:

You should note, however, that the Funds will charge a redemption fee of 1.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 180 days subject to certain exceptions and limitations. For more information on the redemption fee, see "Redemption Fee" on page 44.

                        PLEASE KEEP FOR FUTURE REFERENCE

                                  GIANT 5 FUNDS

                       Supplement dated September 14, 2007
                                     to the
             Statement of Additional Information dated July 2, 2007
                                 for the various
                                  Giant 5 Funds

This Supplement updates certain information contained in the Giant 5 Funds Statement of Additional Information dated July 2, 2007. You should keep this Supplement with your Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge at www.giant5.com, or for a fee of $10 by calling 1-888-5GIANT5.

The section entitled "REDEMPTION FEE" on page 50 of the Statement of Additional Information is hereby deleted.

                        PLEASE KEEP FOR FUTURE REFERENCE